Subsequent Events	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Subsequent Events

Events subsequent to June 30, 2011, have been evaluated through the date these unaudited interim financial statements were issued to determine whether they should be disclosed to keep the unaudited interim financial statements from being misleading. Management found no subsequent events that should be disclosed